Offerings	Jan. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	5,308,135
Proposed Maximum Offering Price per Unit	18.94
Maximum Aggregate Offering Price	$ 100,536,076.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,884.03
Offering Note	The Amount Registered relates to (a) 5,308,135 shares of SM Energy Company's (the "Company's") common stock, par value $0.01 per share ("Common Stock") issuable under the Civitas Resources, Inc. 2024 Long Term Incentive Plan (the "2024 LTIP"), (b) 274,470 shares of Common Stock issuable under the Civitas Resources, Inc. 2021 Long Term Incentive Plan (the "2021 LTIP"), (c) 794,732 shares of Common Stock issuable under the Extraction Oil & Gas, Inc. 2021 Long Term Incentive Plan (the "Extraction 2021 LTIP"), and (d) 992 shares of Common Stock underlying options outstanding under the Bonanza Creek Energy, Inc. 2017 Long Term Incentive Plan (the "2017 LTIP"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of Common Stock that may become issuable pursuant to the adjustment provisions of, as applicable, the 2024 LTIP, the 2021 LTIP, the Extraction 2021 LTIP, and the 2017 LTIP, including stock splits, stock dividends or similar transactions, and any other securities with respect to which the outstanding shares are converted or exchanged. The Maximum Aggregate Offering Price is calculated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and 457(h) based upon (a) $18.94, which was the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on January 26, 2026, with respect to assumed equity awards under the 2024 LTIP, 2021 LTIP, and Extraction 2021 LTIP and shares remaining available for issuance under the 2024 LTIP, and (b) $23.70, the price per share at which the assumed 996 option awards under the 2017 LTIP may be exercised.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	274,470
Proposed Maximum Offering Price per Unit	18.94
Maximum Aggregate Offering Price	$ 5,198,461.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 717.91
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	794,732
Proposed Maximum Offering Price per Unit	18.94
Maximum Aggregate Offering Price	$ 15,052,224.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,078.71
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	992
Proposed Maximum Offering Price per Unit	23.70
Maximum Aggregate Offering Price	$ 23,510.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 3.25
Offering Note	See Offering Note 1.